Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Total temporarily impaired securities, Less than 12 Months, Fair Value	$ 234,315	$ 111,328
Total Temporarily Impaired Securities, Less than 12 Months, Unrealized Losses	(1,811)	(2,490)
Securities with unrealized losses,12 months or longer, Fair Value	13,939	27,282
Total Temporarily Impaired Securities, 12 months or longer, Unrealized Losses	(185)	(1,486)
Total Temporarily Impaired Securities, 12 months or longer, Fair Value	248,254	138,610
Total Temporarily Impaired Securities Continuous Unrealized Losses Position Unrealized Losses	(1,996)	(3,976)
Mortgage-backed securities of U.S Government Sponsored Entities [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Less than 12 Months, Fair Value	54,289	18,800
Less than 12 Months, Unrealized Losses	(469)	(37)
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Unrealized Losses	0	0
Fair Value, Total	54,289	18,800
Aggregate Losses	(469)	(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
12 Months or Longer, Fair Value	4,593	0
12 Months or Longer, Unrealized Losses	(93)	0
Securities with unrealized losses,12 months or longer, Fair Value	154,650	59,913
Securities with unrealized losses, Less than 12 months, Fair Value	150,057	59,913
Available for Sale and Held to Maturity Securities Continuous Unrealized Loss Position Aggregate Losses	(994)	(452)
Available for Sale and Held to Maturity Securities Continuous Unrealized Loss Position Less than 12 Months Aggregate Losses	(901)	(452)
Private collateralized mortgage obligations [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Less than 12 Months, Fair Value	29,969	32,615
Less than 12 Months, Unrealized Losses	(441)	(2,001)
12 Months or Longer, Fair Value	9,221	27,282
12 Months or Longer, Unrealized Losses	(89)	(1,486)
Fair Value, Total	39,190	59,897
Aggregate Losses	(530)	(3,487)
Obligations of state and political subdivisions [Member]
Available for sale securities continuous unrealized loss position fair value and unrealized losses
Less than 12 Months, Fair Value	0
Less than 12 Months, Unrealized Losses	0
12 Months or Longer, Fair Value	125
12 Months or Longer, Unrealized Losses	(3)
Fair Value, Total	125
Aggregate Losses	$ (3)